March 31, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 47 to the Trust’s Registration Statement under the Securities Act and Amendment No. 49 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”), marked to show changes from the Trust’s Post-Effective Amendment to its Registration Statement filed on January 26, 2009.

This Amendment is being filed for the purpose of making certain non-material changes. The Trust hereby represents that the Amendment does not contain disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485.

We intend for this Amendment to become effective on April 1, 2009.

Please address any comments or questions to the undersigned at (413) 744-6602. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Assistant Secretary, MassMutual Select Funds
Counsel, Massachusetts Mutual Life Insurance Company